Comparative Figures	12 Months Ended
Mar. 31, 2023
Comparative Figures [Abstract]
Comparative figures

29. Comparative figures

The disposal of the disposal group was completed during the year ended March 31, 2023 as set out in note 23 of the notes to the consolidated financial statements. The financial results of the disposal group were presented as “Loss for the year from discontinued operation” on a net basis. Comparative figures for the year ended March 31, 2022 and 2021 have been restated accordingly.